Financial expense, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial income [Abstract]
Interest income from loans and credits	$ 1,027	$ 5,489
Interest rates gains on derivatives: cash flow hedges	205	184
Total	1,232	5,673
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities	(128,834)	(132,221)
Expenses due to interest - Other debts	(30,048)	(39,300)
Interest rates losses on derivatives: cash flow hedges	(30,642)	(38,592)
Total	(189,524)	(210,113)
Other financial income / (expenses) [Abstract]
Other financial income	21,434	11,468
Other financial losses	(8,133)	(8,649)
Total	13,301	$ 2,819
Kaxu [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	5,700
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	$ 8,000